General and administrative expenses	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory
Note 7
General and administrative expenses
General and administrative expenses
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Outsourcing costs 1,594 1,816 1,492
Technology costs 2,517 2,356 1,851
Consulting, legal and audit fees 1,281 1,616 1,619
Real estate and logistics costs 1,061 1,200 1,342
Market data services 696 749 684
Marketing and communication 563 575 408
Travel and entertainment 362 337 278
Litigation, regulatory and similar matters
1
(949) (128) 809
Other 1,682
2
1,604 1,673
3
Total general and administrative expenses 8,807 10,124 10,156
1 Reflects the
net increase /
(decrease) in provisions
for litigation, regulatory
and similar matters
recognized in the
income statement, including
releases of IFRS
3 acquisition-related contingent
liabilities. Refer
to
Note 17 for more
information.
2 Includes a USD
180
m expense related
to the payment
to Swisscard AECS
GmbH for the
sale of the
Credit Suisse card
portfolios to UBS.
Refer to Note
28 for more
information.
3 Includes USD 296 m attributable to setting up a provision related to onerous contracts.